REAL ESTATE DISPOSITIONS (Tables)	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets and Liabilities of Real Estate Held-for-Sale

The following summary presents the major components of assets and liabilities related to real estate held for sale as of December 31, 2019 and December 31, 2018 (in thousands):

	December 31, 2019	December 31, 2018
Assets related to real estate held for sale
Real estate, cost	$—	$139,936
Accumulated depreciation and amortization	—	(11,790)

Real estate, net	—	128,146
Other assets	—	5,503

Total assets related to real estate held for sale	$—	$133,649

Liabilities related to real estate held for sale
Notes payable, net	—	86,424
Other liabilities	—	1,477

Total liabilities related to real estate held for sale	$—	$87,901

Schedule of Revenue and Expenses of Real Estate Held-for-Sale

The following table summarizes certain revenue and expenses related to these properties for the years ended December 31, 2019, 2018 and 2017 (in thousands):

	Years Ended December 31,
	2019	2018	2017
Revenues
Rental income	$11,458	$30,744	$94,073
Other operating income	911	1,171	5,668

Total revenues	$12,369	$31,915	$99,741

Expenses
Operating, maintenance, and management	$3,423	$9,117	$28,931
Real estate taxes and insurance	2,217	4,035	12,188
Asset management fees to affiliate	784	2,435	6,458
Depreciation and amortization	3,784	13,066	39,038
Interest expense	2,459	8,083	17,974

Total expenses	$12,667	$36,736	$104,589

The following table summarizes certain revenue and expenses related to these properties for the three months ended March 31, 2020 and 2019 (in thousands):

	Three Months Ended March 31,
	2020	2019
Revenues
Rental income	$159	$3,578
Other operating income	11	259

Total revenues	$170	$3,837

Expenses
Operating, maintenance, and management	$49	$901
Real estate taxes and insurance	—	616
Asset management fees to affiliate	—	266
Depreciation and amortization	—	1,373
Interest expense	198	761

Total expenses	$247	$3,917